TAXATION - Components of deferred tax assets (Details)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
TAXATION
Temporary differences related to expenses and accruals	¥ 619,982	$ 87,323	¥ 838,333
Temporary differences related to impairment on advances to suppliers	306,444	43,162	1,955,941
Temporary differences related to provision for doubtful accounts	548,823	77,300	631,200
Temporary differences related to depreciation, amortization, and impairment of equipment and intangible assets	(3,402,036)	(479,167)	(3,466,064)
Startup expenses and advertising fees	53,981	7,603	105,917
Temporary differences related to equity investments	9,252,558	1,303,196	9,252,558
Temporary differences related to provision for prepayment for equipment	0	0	0
Tax loss carry forwards	77,499,720	10,915,607	79,322,053
Total deferred tax assets	84,879,472	11,955,024	88,639,938
Less: Valuation allowance	(84,879,472)	(11,955,024)	(88,639,938)	$ (12,484,675)	¥ (123,882,503)
Total deferred tax assets	¥ 0	$ 0	¥ 0